Stock-Based Compensation - Additional Information (Detail) (USD $)	12 Months Ended			0 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Jul. 02, 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share option, forfeiture rate	10.00%	10.00%	10.00%
Contractual term, option	10 years
Stock-based compensation expense	$ 2,512,000	$ 61,000
Proceeds from restricted shares sold to employees	40,000	51,000	3,000
Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized stock-based compensation expense	340,000
Weighted average period of unrecognized compensation costs	1 year 1 month 24 days
Stock-based compensation expense	213,000	11,000	0
Issued, Shares--Restricted stock	0	130,158	561,104
Proceeds from restricted shares sold to employees		50,000	19,000
Stock repurchased, shares	6,778		102,777
Stock repurchased, value			3,000
Stock repurchased, purchase price per share	$ 0.04
Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock option grant	942,513	1,206,655	5,555
Unrecognized stock-based compensation expense	9,705,000
Weighted average period of unrecognized compensation costs	3 years 2 months 27 days
Total fair value of shares vested	988,000	9,000	1,000
Proceeds from stock options exercised	40,000
Intrinsic value of options exercised	2,446,000	0	0
Stock Options [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Proceeds from stock options exercised		$ 1,000	$ 1,000
2014 Employee Stock Purchase Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares authorized under the plan				282,000
Number of shares issued under the plan	0
2011 Stock Option Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock option grant	0
2014 Stock Option Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares available for future issuance under the plan	1,509,253
Total number of shares reserved under equity plan				3,505,868
Share based compensation granted under plan vest period	4 years	1 year
Share based compensation, vest period	1 year
Share based compensation, term of plan	10 years
Share based compensation, vesting percentage	25.00%
Weighted average grant date fair value per share	$ 14.33	$ 0.38
2014 Stock Option Plan [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of increase on issued and outstanding shares of Common stock				4.00%